Net Loss Per Share Applicable to Common Shareholders	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 4 – Net Loss Per Share Applicable to Common Shareholders

Net Loss per Share Applicable to Common Stockholders

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted loss per common share is computed similarly to basic loss per common share except that it reflects the potential dilution that could occur if dilutive securities or other obligations to issue Common Stock were exercised or converted into Common Stock.

The following table sets forth the computation of loss per share for the three and nine months ended September 30, 2021, and 2020, respectively:

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Numerator
Net loss applicable to common shareholders	$(1,809,899)	$(1,056,001)	$(6,088,620)	$(2,004,353)

Denominator
Weighted Average shares outstanding	208,784,236	100,262,378	199,678,995	94,154,754

Net loss per share
Basic and diluted	$(0.01)	$(0.01)	$(0.03)	$(0.02)

The Company excluded all common equivalent shares outstanding for warrants, options, and convertible instruments to purchase Common Stock from the calculation of diluted net loss per share because all such securities are antidilutive for the periods presented. As of September 30, 2021, and 2020, the following shares were issuable and excluded from the calculation of diluted loss:

	For the nine months ended September 30,
	2021	2020
Common Stock options	18,386,211	67,689
Common Stock purchase warrants	12,600,000	-
Convertible Preferred Stock Series C	8,237,425	-
Accrued interest on Preferred Stock	494,883	32,784
Potentially dilutive securities	39,718,519	100,663

Note 4 – Net Loss Per Share Applicable to Common Shareholders

Net Loss per Share Applicable to Common Stockholders

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted loss per common share is computed similarly to basic loss per common share except that it reflects the potential dilution that could occur if dilutive securities or other obligations to issue Common Stock were exercised or converted into Common Stock.

The following table sets forth the computation of loss per share for the years ended December 31, 2020 and 2019, respectively:

	December 31,
	2020	2019
Numerator:
Net loss applicable to common shareholders	$(2,936,129)	$(3,885,262)

Denominator:
Weighted average common shares outstanding	105,177,272	45,248,520

Net loss per share data:
Basic and diluted	$(0.03)	$(0.09)

The Company excluded all common equivalent shares outstanding for warrants, options, and convertible instruments to purchase Common Stock from the calculation of diluted net loss per share because all such securities are antidilutive for the periods presented. As of December 31, 2020 and 2019, the following shares were issuable and excluded from the calculation of diluted loss:

	December 31,
	2020	2019
Convertible Notes	79,475,904	36,135,065
Options	13,453,879	67,879
Warrants	-	2,800,000
Accrued interest on Preferred Stock	92,253	-
Total	93,022,036	39,002,944